Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Discount per share	$ 0.20	$ 0.20
Aggregate principal amount	$ 3.3
Per share price	$ 0.35	$ 0.35
Deferred underwriting commission	$ 5.8
Proposed Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purcahse of additional shares		2,175,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 3.3
Deferred underwriting commission		$ 5.8